Fees Summary	May 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 66,612,933.07
Previously Paid Amount	2,531.11
Total Fee Amount	9,199.25
Total Offset Amount	0.00
Net Fee	$ 6,668.14
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A